Share-Based Compensation (Details)												1 Months Ended	12 Months Ended
	Apr. 27, 2026	Aug. 16, 2025	Jul. 12, 2025	Apr. 27, 2025	Aug. 16, 2024	Jul. 12, 2024	Apr. 27, 2024	Aug. 16, 2023 $ / shares shares	Jul. 12, 2023	Apr. 27, 2023 $ / shares shares	Dec. 31, 2022	Jun. 30, 2022 shares	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022	Jan. 31, 2022 shares
Share-Based Compensation [Line Items]
Shares held employee benefit trust																	165,664
Option [Member]
Share-Based Compensation [Line Items]
Employee stock options, granted															86,186
Exercise price (in Dollars per share) | ¥ / shares															¥ 0.01
Contractual term											9 years		7 years 3 months 18 days	8 years 3 months 18 days	9 years 3 months 18 days
Granted option shares								1,299
Unrecognized compensation cost (in Yuan Renminbi) | ¥													¥ 29,230
Share-Based Payment Arrangement, Tranche One [Member] | Option [Member]
Share-Based Compensation [Line Items]
Percentage of vested									33.30%
Share-Based Payment Arrangement, Tranche Two [Member] | Option [Member]
Share-Based Compensation [Line Items]
Percentage of vested						33.30%
Share-Based Payment Arrangement, Tranche Three [Member] | Option [Member]
Share-Based Compensation [Line Items]
Percentage of vested			33.30%
Share Incentive Plan [Member]
Share-Based Compensation [Line Items]
Maximum aggregate number of shares												518,950
Total issued and outstanding shares percentage												10.00%
Share Incentive Plan [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-Based Compensation [Line Items]
Percentage of vested							33.30%
Share Incentive Plan [Member] | Share-Based Payment Arrangement, Tranche One [Member] | Option [Member]
Share-Based Compensation [Line Items]
Percentage of vested								33.30%
Share Incentive Plan [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Share-Based Compensation [Line Items]
Percentage of vested				33.30%
Share Incentive Plan [Member] | Share-Based Payment Arrangement, Tranche Two [Member] | Option [Member]
Share-Based Compensation [Line Items]
Percentage of vested					33.30%
Share Incentive Plan [Member] | Share-Based Payment Arrangement, Tranche Three [Member] | Forecast [Member]
Share-Based Compensation [Line Items]
Percentage of vested	33.30%
Share Incentive Plan [Member] | Share-Based Payment Arrangement, Tranche Three [Member] | Option [Member]
Share-Based Compensation [Line Items]
Percentage of vested		33.30%
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation [Line Items]
Shares held in employee trust and transferable													310,045
Shares held in employee trust due to forfeiture													25,665
Restricted Stock Units (RSUs) [Member] | Zhejiang Haowei [Member]
Share-Based Compensation [Line Items]
Shares held employee benefit trust																	562,668
Restricted Stock Units (RSUs) [Member] | Nanometa Ltd [Member]
Share-Based Compensation [Line Items]
Shares held													335,710
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation [Line Items]
Contractual term																10 years
Share-based compensation (in Yuan Renminbi) | ¥													¥ 73,013	¥ 399,247	¥ 712,184
Restricted Stock Units (RSUs) [Member] | Option [Member]
Share-Based Compensation [Line Items]
Employee stock options, granted										7,787
Contractual term													10 years
Restricted Stock Units (RSUs) [Member] | Share Incentive Plan [Member] | Option [Member]
Share-Based Compensation [Line Items]
Contractual term								10 years
Common Class A [Member]
Share-Based Compensation [Line Items]
Exercise price (in Dollars per share) | $ / shares								$ 0.002
Common Class A [Member] | Share Incentive Plan [Member]
Share-Based Compensation [Line Items]
Employee stock options, granted										54,579
Common Class A [Member] | Share Incentive Plan [Member] | Vested [Member]
Share-Based Compensation [Line Items]
Contractual term										10 years
Common Class A [Member] | Share Incentive Plan [Member] | Vested [Member] | United States of America, Dollars
Share-Based Compensation [Line Items]
Employee stock options, granted										0.002
Common Class A [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation [Line Items]
Employee stock options, granted										22,522
Exercise price (in Dollars per share) | $ / shares										$ 0.002
Common Class A [Member] | Restricted Stock Units (RSUs) [Member] | Option [Member]
Share-Based Compensation [Line Items]
Employee stock options, granted										0.002